SHAREHOLDER'S EQUITY - Additional Information (Detail) - Parent Company [Member] - Endeavor [Member] $ in Thousands	1 Months Ended
Jan. 31, 2019 USD ($) shares
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period shares | shares	1,000
Stock Issued During Period Value | $	$ 5,000